INTANGIBLE ASSETS, NET - Additional information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
INTANGIBLE ASSETS, NET
Impairment of intangible assets	$ 0	$ 0	$ 56,094
Amortization expense continuing operations	1,387	1,252	3,268
Amortization expense discontinued operations	$ 1	$ 6	5,864
Asgard
INTANGIBLE ASSETS, NET
Impairment of intangible assets			$ 7,539